United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 1, 2002

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      56
Form 13F Information Table Value Total:      $318,258
                                            (thousands)
List of Other Included Managers:  NONE


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    7,924,000  453,065.00 X                                  4,750 103,300 345,015
BP PLC SPONS ADR         COM       055622104      404,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    1,195,000   23,908.00 X                                                 23,908
BANKAMERICA              COM       060505104      247,000    3,511.00 X                                                  3,511
ENTERPRISE FINL SVCS     COM       293712105      319,000   34,436.00 X                                          2,436  32,000
CENTERPOINT PROPERTIES   COM       151895109      380,000    6,550.00 X                                          4,000   2,550
COMMERCE BANCSHARES      COM       200525103      259,000    5,865.00 X                                          3,240   2,625
AMERICAN INTL GRP        COM       026874107      221,000    3,232.00 X                                                  3,232
DEVON ENERGY CO          COM       25179M103    9,124,000  185,137.00 X                                  1,725  40,601 142,811
EXPRESS SCRIPTS          COM       302182100   19,439,000  387,920.00 X                                  3,375  91,425 293,120
APPLIED HEALTHCARE PROD  COM       019222108       43,000   10,000.00 X                                         10,000
MERCK                    COM       589331107      624,000   12,330.00 X                                                 12,330
GENERAL ELEC             COM       369604103      987,000   33,959.00 X                                                 33,959
WALMART STORES           COM       931142103      232,000    4,211.00 X                                                  4,211
   COLUMN TOTALS                               41,398,000

                                Page 2 of 8

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    9,912,000  140,000.00 X                                  1,425  34,594 103,981
VERIZON                  COM       92343V104      221,000    5,494.00 X                                                  5,494
CONVERGYS CORP           COM       212485106    3,962,000  203,405.00 X                                  1,875  45,850 155,680
INTL SPEEDWAY CORP CL B  COM       460335300      620,000   15,500.00 X                                                 15,500
MISSISSIPPI VY BANCSHS   COM       605720101    4,410,000   85,250.00 X                                                 85,250
WEIGHT WATCHERS          COM       948626105    3,702,000   85,225.00 X                                    875  18,775  65,575
NAVIGATORS GROUP INC     COM       638904102    3,780,000  141,150.00 X                                    900  25,100 115,150
PAXAR CORP               COM       704227107    5,446,000  325,109.00 X                                  3,575  81,418 240,116
CITIGROUPINC             COM       172967101      274,000    7,074.00 X                                                  7,074
PROCTOR & GAMBLE CO.     COM       742718109      298,000    3,334.00 X                                                  3,334
SCHLUMBERGER LTD         COM       806857108    2,335,000   50,220.00 X                                         14,964  35,256
WEST CORP                COM       952355105    9,362,000  424,368.00 X                                  4,550  96,200 323,618
PFIZER INC.              COM       717081103      787,000   22,500.00 X                                                 22,500
NESTLES SA ADR           COM       641069406      233,000    4,000.00 X                                                  4,000
   COLUMN TOTALS                               45,342,000

                                  Page 3 of 8

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STATE STREET CORP        COM       857477103      202,000    4,520.00 X                                                  4,520
K MART CORP              COM       482584109       11,000   11,000.00 X                                                 11,000
EXXON MOBIL CORP         COM       30231G102      686,000   16,759.00 X                                                 16,759
TRANSOCEAN INC           COM       G90078109      411,000   13,191.00 X                                          3,216   9,975
MATTEL INC               COM       577081102      452,000   21,463.00 X                                    425   1,500  19,538
STRAYER EDUCATION INC    COM       863236105   32,647,000  513,312.00 X                                  7,275 114,105 391,932
TALX                     COM       874918105      222,000   11,687.00 X                                                 11,687
IRON MOUNTAIN            COM       462846106   13,497,000  437,507.00 X                                  4,086  99,582 333,839
SBC COMMUNICATIONS       COM       78387G103      457,000   14,993.00 X                                                 14,993
ZEBRA TECHNOLOGIES       COM       989207105    7,805,000  161,850.00 X                                  2,000  35,445 124,405
TRI CONTINENTAL CORP     COM       895436103      196,000   12,157.00 X                                                 12,157
INTL SPEEDWAY CORP CL A  COM       460335201   10,365,000  258,475.00 X                                  2,450  63,875 192,150
FIRST DATA CORP          COM       319963104      496,000   13,322.00 X                                    250          13,072
JOHNSON & JOHNSON        COM       478160104      355,000    6,786.00 X                                                  6,786
   COLUMN TOTALS                               67,802,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   249,000      8,900.00  X                                                 8,900
PFD TENN VY AUTH PWR     PFD       880591409   258,000     10,000.00  X                                                10,000
   COLUMN TOTALS                               507,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     279,000   26,487.00  X                                                26,487
SELIGMAN TAX FREE MO     MF        816346878     417,000   53,968.00  X                                                53,968
S&P MIDCAP 400 INDEX     MF        464287507     995,000   10,181.00  X                                         2,891   7,290
S&P 500 INDEX            MF        464287200     655,000    6,610.00  X                                                 6,610
VANGUARD INDEX TR VALUE
PORT                     MF        922908405     357,000   21,000.00  X                                                21,000
BRANDES INSTIT INTL EQ
FD                       MF        105262703     291,000   19,544.00  X                                        19,544
SPDR UNIT TR SR 1        MF        78462F103     289,000    2,916.00  X                                         2,916
LARGE CAP VALUE INDEX    MF        464287408     499,000   10,056.00  X                                         4,356   5,700
FIDELITY US EQ INDEX     MF        315911206     298,000    8,489.00  X                                                 8,489
   COLUMN TOTALS                               4,080,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             154,542,000
TOTAL PREFERRED STOCKS                             507,000
TOTAL MUTUAL FUNDS                               4,080,000
TOTAL FMV                                      159,129,000